Accounts Receivable, Net (Tables)	6 Months Ended
Jun. 30, 2021
Accounts Receivable Net Current [Abstract]
Schedule of Accounts Receivable Net
(In thousands)	December 31, 2020	June 30, 2021
Accounts receivable	10,034	15,085
Less: Allowance for doubtful accounts	(3,289)	(3,366)
Accounts receivable, net	6,745	11,719

Schedule of Movement in Allowance for Doubtful Accounts

The following table presents movement in the allowance for doubtful accounts:

(In thousands)	December 31, 2020	June 30, 2021
Balance at beginning of the period	495	3,289
Additions	2,785	67
Exchange difference	9	10
Balance at end of the period	3,289	3,366